Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2011
Registrant Name	dei_EntityRegistrantName	GAMCO INTERNATIONAL GROWTH FUND, INC
Central Index Key	dei_EntityCentralIndexKey	0000925463
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 27, 2012
Document Effective Date	dei_DocumentEffectiveDate	Apr. 27, 2012
Prospectus Date	rr_ProspectusDate	Apr. 27, 2012
GAMCO International Growth Fund, Inc | GAMCO International Growth Fund Class AAA
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY OF THE FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide investors with long-term capital appreciation.
Fees and Expenses of the Fund	gigfi_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Class AAA Shares of the Fund.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Expense Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in Class AAA Shares of the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover	gigfi_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 12% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	12.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal conditions the Fund invests at least 65% of its total assets in equity securities of foreign issuers located in at least three countries outside the United States that Gabelli Funds, LLC, the Fund’s investment adviser (the “Adviser”) believes are likely to have rapid growth in revenues and earnings and potential for above-average capital appreciation. Equity securities include common and preferred stocks, securities convertible into common stocks and securities such as rights and warrants that have common stock characteristics. The Fund seeks to invest in companies that have the potential to grow faster than other companies in their respective equity markets and are priced at attractive valuation levels.

The Fund intends to diversify its investments across different countries. The percentage of Fund assets invested in particular countries or regions will change from time to time based on the Adviser’s judgment. The Fund intends to invest in the securities of companies located in developed countries and, to a lesser extent, those located in emerging markets.

The Adviser may sell a holding if its fundamentals deteriorate or change in a way, as determined by the Adviser, that the investment case for the holding is no longer appropriate for the Fund.

You May Want to Invest in the Fund if:

  you are a long-term investor
  you seek growth of capital
  you seek to diversify domestic investments with investments in foreign securities

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund is not guaranteed; you may lose money by investing in the Fund. When you sell your shares of the Fund, they could be worth more or less than what you paid for them.

The principal risks presented by the Fund are:

  Fund and Management Risk. If the portfolio manager is incorrect in his assessment of the securities the Fund holds, then the value of the Fund’s shares may decline.
  Equity Risk. Equity risk is the risk that the prices of the securities held by the Fund will change due to general market and economic conditions, perceptions regarding the industries in which the companies issuing the securities participate, and the issuer company’s particular circumstances.
  Foreign Securities Risk. A fund that invests outside the United States carries additional risks that include:
  Currency Risk. Fluctuations in exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment.
  Information Risk. Key information about an issuer, security, or market may be inaccurate or unavailable.
  Political Risk. Foreign governments may expropriate assets, impose capital or currency controls, impose punitive taxes, or nationalize a company or industry.
  Access Risk. The risk that some countries may restrict the Fund’s access to investments or offer terms that are less advantageous than those for local investors.
  Emerging Markets. The above listed foreign securities risks are more pronounced in the securities of companies located in emerging markets.
  Convertible Securities and Credit Risk. Convertible securities provide higher yields than the underlying common stock, but generally offer lower yields than nonconvertible securities of similar quality. The value of convertible securities fluctuates in relation to changes in the interest rates and, in addition, fluctuates in relation to the underlying common stock.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund is not guaranteed; you may lose money by investing in the Fund.
Performance	gigfi_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table that follow provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year, and by showing how the Fund’s average annual returns for one year, five years and ten years compared with those of broad based securities market indices. As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict how the Fund will perform in the future. Updated information on the Fund’s results can be obtained by visiting www.gabelli.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year, and by showing how the Fund’s average annual returns for one year, five years and ten years compared with those of broad based securities market indices.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated information on the Fund’s results can be obtained by visiting www.gabelli.com.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.gabelli.com
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	GAMCO INTERNATIONAL GROWTH FUND, INC. (Total Returns for the Years Ended December 31)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the years shown in the bar chart, the highest return for a quarter was 21.2% (quarter ended June 30, 2009) and the lowest return for a quarter was (23.6)% (quarter ended September 30, 2008).
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2011)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than “Return Before Taxes” and “Return After Taxes on Distributions” because the investor is assumed to be able to use the capital loss from the sale of Fund shares to offset other taxable gains. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts, including “Roth” IRAs and SEP IRAs (collectively, “IRAs”).
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than “Return Before Taxes” and “Return After Taxes on Distributions” because the investor is assumed to be able to use the capital loss from the sale of Fund shares to offset other taxable gains.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts, including “Roth” IRAs and SEP IRAs (collectively, “IRAs”).
GAMCO International Growth Fund, Inc | GAMCO International Growth Fund Class A, C And I
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY OF THE FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide investors with long-term capital appreciation.
Fees and Expenses of the Fund	gigfi_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of the Fund. More information about these and other discounts is available from your financial professional and in the section entitled “Classes of Shares” on page 10 of the Prospectus.
Expense Breakpoint Discounts	gigfi_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Expense Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares of the Fund:
Portfolio Turnover	gigfi_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 12% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	12.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 65% of its total assets in equity securities of foreign issuers located in at least three countries outside the United States that Gabelli Funds, LLC, the Fund’s investment adviser (the “Adviser”) believes are likely to have rapid growth in revenues and earnings and potential for above-average capital appreciation. Equity securities include common and preferred stocks, securities convertible into common stocks and securities such as rights and warrants that have common stock characteristics. The Fund seeks to invest in companies that have the potential to grow faster than other companies in their respective equity markets and are priced at attractive valuation levels.

The Fund intends to diversify its investments across different countries. The percentage of Fund assets invested in particular countries or regions will change from time to time based on the Adviser’s judgment. The Fund intends to invest in the securities of companies located in developed countries and, to a lesser extent, those located in emerging markets.

The Adviser may sell a holding if its fundamentals deteriorate or change in a way, as determined by the Adviser, that the investment case for the holding is no longer appropriate for the Fund.

You May Want to Invest in the Fund if:

  you are a long-term investor
  you seek growth of capital
  you seek to diversify domestic investments with investments in foreign securities

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund is not guaranteed; you may lose money by investing in the Fund. When you sell your shares of the Fund, they could be worth more or less than what you paid for them.

The principal risks presented by the Fund are:

  Fund and Management Risk. If the portfolio manager is incorrect in his assessment of the securities the Fund holds, then the value of the Fund’s shares may decline.
  Equity Risk. Equity risk is the risk that the prices of the securities held by the Fund will change due to general market and economic conditions, perceptions regarding the industries in which the companies issuing the securities participate, and the issuer company’s particular circumstances.
  Foreign Securities Risk. A fund that invests outside the United States carries additional risks that include:
  Currency Risk. Fluctuations in exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment.
  Information Risk. Key information about an issuer, security, or market may be inaccurate or unavailable.
  Political Risk. Foreign governments may expropriate assets, impose capital or currency controls, impose punitive taxes, or nationalize a company or industry.
  Access Risk. The risk that some countries may restrict the Fund’s access to investments or offer terms that are less advantageous than those for local investors.
  Emerging Markets. The above listed foreign securities risks are more pronounced in the securities of companies located in emerging markets.
  Convertible Securities and Credit Risk. Convertible securities provide higher yields than the underlying common stock, but generally offer lower yields than nonconvertible securities of similar quality. The value of convertible securities fluctuates in relation to changes in the interest rates and, in addition, fluctuates in relation to the underlying common stock.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund is not guaranteed; you may lose money by investing in the Fund.
Performance	gigfi_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table that follow provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year, and by showing how the Fund’s average annual returns for one year, five years, and ten years compared with those of broad based securities market indices. As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict how the Fund will perform in the future. Updated information on the Fund’s results can be obtained by visiting www.gabelli.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year, and by showing how the Fund’s average annual returns for one year, five years, and ten years compared with those of broad based securities market indices.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated information on the Fund’s results can be obtained by visiting www.gabelli.com.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.gabelli.com
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	GAMCO INTERNATIONAL GROWTH FUND, INC. (Total Returns for Class A Shares for the Years Ended December 31)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales loads are not reflected in the above chart. If sales loads were reflected, the Fund’s returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the years shown in the bar chart, the highest return for a quarter was 21.2% (quarter ended June 30, 2009) and the lowest return for a quarter was (23.6)% (quarter ended September 30, 2008).
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2011, with maximum sales charge, if applicable)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The returns shown for Class I Shares prior to their first issuance dates are those of the Class AAA Shares of the Fund, which are not offered in this Prospectus. All Classes of the Fund would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Classes do not have the same expenses.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than “Return Before Taxes” and “Return After Taxes on Distributions” because the investor is assumed to be able to use the capital loss from the sale of Fund shares to offset other taxable gains. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than “Return Before Taxes” because the investor is assumed to be able to use the capital loss from the sale of Fund shares to offset other taxable gains. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts, including “Roth” IRAs and SEP IRAs (collectively, “IRAs”). After-tax returns are shown only for Class A Shares. After-tax returns for other classes will vary due to the differences in expenses.

Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	The returns shown for Class I Shares prior to their first issuance dates are those of the Class AAA Shares of the Fund, which are not offered in this Prospectus.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than “Return Before Taxes” and “Return After Taxes on Distributions” because the investor is assumed to be able to use the capital loss from the sale of Fund shares to offset other taxable gains.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts, including “Roth” IRAs and SEP IRAs (collectively, “IRAs”).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A Shares. After-tax returns for other classes will vary due to the differences in expenses.
GAMCO International Growth Fund, Inc | Class AAA
Shareholder Fees	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount invested)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fees (as a percentage of amount redeemed for shares held 7 days or less)	rr_RedemptionFeeOverRedemption	2.00%
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.85%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.10%
Expense Example	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	213
3 Years	rr_ExpenseExampleYear03	658
5 Years	rr_ExpenseExampleYear05	1,129
10 Years	rr_ExpenseExampleYear10	2,431
Annual Total Returns	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	(14.10%)
2003	rr_AnnualReturn2003	36.70%
2004	rr_AnnualReturn2004	16.80%
2005	rr_AnnualReturn2005	10.50%
2006	rr_AnnualReturn2006	21.20%
2007	rr_AnnualReturn2007	10.90%
2008	rr_AnnualReturn2008	(43.20%)
2009	rr_AnnualReturn2009	38.00%
2010	rr_AnnualReturn2010	19.20%
2011	rr_AnnualReturn2011	(10.00%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.20%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.60%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2008
GAMCO International Growth Fund, Inc | Class A
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A Shares
Maximum Sales Charge (Load) on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount invested)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fees (as a percentage of amount redeemed for shares held 7 days or less)	rr_RedemptionFeeOverRedemption	2.00%
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.85%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.10%
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A Shares
1 Year	rr_ExpenseExampleYear01	776
3 Years	rr_ExpenseExampleYear03	1,195
5 Years	rr_ExpenseExampleYear05	1,639
10 Years	rr_ExpenseExampleYear10	2,866
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class A
1 Year	rr_ExpenseExampleNoRedemptionYear01	776
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,195
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,639
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,866
Annual Total Returns	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	(13.10%)
2003	rr_AnnualReturn2003	36.70%
2004	rr_AnnualReturn2004	16.80%
2005	rr_AnnualReturn2005	10.50%
2006	rr_AnnualReturn2006	21.10%
2007	rr_AnnualReturn2007	10.90%
2008	rr_AnnualReturn2008	(43.00%)
2009	rr_AnnualReturn2009	38.10%
2010	rr_AnnualReturn2010	19.20%
2011	rr_AnnualReturn2011	(9.90%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.20%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.60%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2008
GAMCO International Growth Fund, Inc | Class C
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C Shares
Maximum Sales Charge (Load) on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount invested)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fees (as a percentage of amount redeemed for shares held 7 days or less)	rr_RedemptionFeeOverRedemption	2.00%
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.85%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.85%
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C Shares
1 Year	rr_ExpenseExampleYear01	388
3 Years	rr_ExpenseExampleYear03	883
5 Years	rr_ExpenseExampleYear05	1,504
10 Years	rr_ExpenseExampleYear10	3,176
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C
1 Year	rr_ExpenseExampleNoRedemptionYear01	288
3 Years	rr_ExpenseExampleNoRedemptionYear03	883
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,504
10 Years	rr_ExpenseExampleNoRedemptionYear10	3,176
GAMCO International Growth Fund, Inc | Class I
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class I Shares
Maximum Sales Charge (Load) on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount invested)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fees (as a percentage of amount redeemed for shares held 7 days or less)	rr_RedemptionFeeOverRedemption	2.00%
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.85%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.85%
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class I Shares
1 Year	rr_ExpenseExampleYear01	188
3 Years	rr_ExpenseExampleYear03	582
5 Years	rr_ExpenseExampleYear05	1,001
10 Years	rr_ExpenseExampleYear10	2,169
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class I
1 Year	rr_ExpenseExampleNoRedemptionYear01	188
3 Years	rr_ExpenseExampleNoRedemptionYear03	582
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,001
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,169
GAMCO International Growth Fund, Inc | Return Before Taxes | Class AAA
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	GAMCO International Growth Fund, Inc. Class AAA Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past One Year	rr_AverageAnnualReturnYear01	(9.95%)
Past Five Years	rr_AverageAnnualReturnYear05	(1.39%)
Past Ten Years	rr_AverageAnnualReturnYear10	5.52%
GAMCO International Growth Fund, Inc | Return Before Taxes | Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	GAMCO International Growth Fund, Inc. Class A Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past One Year	rr_AverageAnnualReturnYear01	(9.92%)
Past Five Years	rr_AverageAnnualReturnYear05	(1.32%)
Past Ten Years	rr_AverageAnnualReturnYear10	5.69%
GAMCO International Growth Fund, Inc | Return Before Taxes | Class C
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	GAMCO International Growth Fund, Inc. Class C Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past One Year	rr_AverageAnnualReturnYear01	(10.63%)
Past Five Years	rr_AverageAnnualReturnYear05	(2.13%)
Past Ten Years	rr_AverageAnnualReturnYear10	4.65%
GAMCO International Growth Fund, Inc | Return Before Taxes | Class I
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	GAMCO International Growth Fund, Inc. Class I Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past One Year	rr_AverageAnnualReturnYear01	(9.67%)
Past Five Years	rr_AverageAnnualReturnYear05	(1.17%)
Past Ten Years	rr_AverageAnnualReturnYear10	5.64%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 11, 2008
GAMCO International Growth Fund, Inc | Return After Taxes on Distributions | Class AAA
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	GAMCO International Growth Fund, Inc. Class AAA Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Past One Year	rr_AverageAnnualReturnYear01	(10.06%)
Past Five Years	rr_AverageAnnualReturnYear05	(1.68%)
Past Ten Years	rr_AverageAnnualReturnYear10	5.36%
GAMCO International Growth Fund, Inc | Return After Taxes on Distributions | Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	GAMCO International Growth Fund, Inc. Class A Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Past One Year	rr_AverageAnnualReturnYear01	(15.20%)
Past Five Years	rr_AverageAnnualReturnYear05	(2.76%)
Past Ten Years	rr_AverageAnnualReturnYear10	4.90%
GAMCO International Growth Fund, Inc | Return After Taxes on Distributions and Sale of Fund Shares | Class AAA
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	GAMCO International Growth Fund, Inc. Class AAA Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Past One Year	rr_AverageAnnualReturnYear01	(6.14%)
Past Five Years	rr_AverageAnnualReturnYear05	(1.10%)
Past Ten Years	rr_AverageAnnualReturnYear10	4.92%
GAMCO International Growth Fund, Inc | Return After Taxes on Distributions and Sale of Fund Shares | Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	GAMCO International Growth Fund, Inc. Class A Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Past One Year	rr_AverageAnnualReturnYear01	(9.52%)
Past Five Years	rr_AverageAnnualReturnYear05	(2.02%)
Past Ten Years	rr_AverageAnnualReturnYear10	4.50%
GAMCO International Growth Fund, Inc | MSCI EAFE Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI EAFE Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Past One Year	rr_AverageAnnualReturnYear01	(12.14%)
Past Five Years	rr_AverageAnnualReturnYear05	(4.72%)
Past Ten Years	rr_AverageAnnualReturnYear10	4.67%
GAMCO International Growth Fund, Inc | Lipper International Multi-Cap Growth Fund Average
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Lipper International Multi-Cap Growth Fund Average
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for taxes)
Past One Year	rr_AverageAnnualReturnYear01	(14.65%)
Past Five Years	rr_AverageAnnualReturnYear05	(2.38%)
Past Ten Years	rr_AverageAnnualReturnYear10	5.44%